Related party transactions - Transactions with Land Development and Other Affiliates (Details) - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Cash flows from financing activities:
Repayment of cash transfer	$ 7,300,000
Total financing cash flows	(37,816,087)	$ (28,497,772)	$ (18,579,633)
Acquisition of developed lots from related parties in settlement of due from Other Affiliates	13,504,316	33,170,761	19,541,090
Contribution of fixed assets		344,511
Total non-cash activities	16,525,253	39,983,799	21,952,201
Shareholders And Other Affiliates
Cash flows from financing activities:
Land development expense	(44,113,503)	(30,308,528)	(23,087,743)
Model home sales		6,039,243	3,266,711
Other activities	8,997,416	(4,228,487)	1,241,399
Cash transfer, net of repayment	(2,700,000)
Total financing cash flows	(37,816,087)	(28,497,772)	(18,579,633)
Acquisition of developed lots from related parties in settlement of due from Other Affiliates	13,504,316	33,170,761	19,541,090
Transfer of constructed model homes to related parties		(1,517,030)	(3,690,084)
Contribution of fixed assets		344,511
Total non-cash activities	13,504,316	31,998,242	15,851,006
Other Affiliates
Cash flows from financing activities:
Land development expense	(665,777)	(76,762)	(96,903)
Model home sales		6,039,243	3,266,711
Other activities	197,818	(3,537,447)	791,117
Cash transfer, net of repayment	(2,700,000)
Total financing cash flows	(3,167,959)	2,425,034	3,960,925
Acquisition of developed lots from related parties in settlement of due from Other Affiliates		(219,999)	656,500
Transfer of constructed model homes to related parties		(1,517,030)	(3,690,084)
Contribution of fixed assets		344,511
Total non-cash activities		(1,392,518)	(3,033,584)
Land Development Affiliates [Member]
Cash flows from financing activities:
Land development expense	(43,447,726)	(30,231,766)	(22,990,840)
Other activities	8,799,598	(691,040)	450,282
Total financing cash flows	(34,648,128)	(30,922,806)	(22,540,558)
Acquisition of developed lots from related parties in settlement of due from Other Affiliates	13,504,316	33,390,760	18,884,590
Total non-cash activities	$ 13,504,316	$ 33,390,760	$ 18,884,590